Description of the Business and Summary of Significant Accounting Policies - Accounts Receivable and Notes Receivable, net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unbilled accounts receivable, revenue in excess of amounts invoiced	$ 62.3	$ 65.2
Accounts and notes receivable, net	706.1	744.6
Notes receivable, net	$ 167.7	$ 188.7
Notes receivable, period deemed non-performing	180 days
Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable, payment terms	90 days
Notes receivable, imputed interest rate	4.00%	4.00%
Notes receivable, extended financing terms	18 months
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable, payment terms	3 years
Notes receivable, imputed interest rate	10.40%	10.40%
Notes receivable, extended financing terms	36 months
Notes Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts and notes receivable, net	$ 219.0	$ 276.2
Notes receivable, net	$ 167.7	$ 188.7